UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2010
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    February 8, 2011

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 83

Form 13F Information Table Value Total: $930,450,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     7229  1521810 SH       SOLE                  1521810
ADFITECH INC                   COM              00687B105     1121   448460 SH       SOLE                   448460
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    19693   688077 SH       SOLE                   688077
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     6855   966907 SH       SOLE                   966907
ALLEGHENY ENERGY INC           COM              017361106    24417  1007310 SH       SOLE                  1007310
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    11260   690795 SH       SOLE                   690795
BP PLC                         SPONSORED ADR    055622104    14644   331538 SH       SOLE                   331538
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2529       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    22992   287010 SH       SOLE                   287010
BLACKROCK CREDIT ALL INC TR    COM              092508100     6527   539390 SH       SOLE                   539390
CROWN HOLDINGS INC             COM              228368106    14511   434730 SH       SOLE                   434730
COMCAST CORP NEW               Cl A             20030N101     8375   381190 SH       SOLE                   381190
COMCAST CORP NEW               CL A SPL         20030N200    13705   658575 SH       SOLE                   658575
CNA FINL CORP                  COM              126117100    26529   980752 SH       SOLE                   980752
CRYSTAL ROCK HLDGS INC         COM              22940F103      750  1102282 SH       SOLE                  1102282
DU PONT E I DE NEMOURS & CO    COM              263534109     5904   118364 SH       SOLE                   118364
DST SYS INC DEL                COM              233326107     1573    35471 SH       SOLE                    35471
EDISON INTL                    COM              281020107    14826   384102 SH       SOLE                   384102
EXCEL TR INC                   COM              30068C109    10241   846369 SH       SOLE                   846369
FIRST OPPORTUNITY FD INC       COM              33587T108     1590   213979 SH       SOLE                   213979
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    11618    28366 SH       SOLE                    28366
FRANKLIN UNVL TR               SH BEN INT       355145103     5249   829244 SH       SOLE                   829244
WESTERN ASSET VAR RT STRG FD   COM              957667108     7688   452479 SH       SOLE                   452479
GENERAL COMMUNICATION INC      CL A             369385109    31104  2456852 SH       SOLE                  2456852
GRAPHIC PACKAGING HLDG CO      COM              388689101     8260  2123470 SH       SOLE                  2123470
HOOPER HOLMES INC              COM              439104100     4115  5878305 SH       SOLE                  5878305
HELIOS MULTI SEC HI INC FD I   COM NEW          42327Y202      953   189535 SH       SOLE                   189535
HUDSON PAC PPTYS INC           COM              444097109    16425  1091357 SH       SOLE                  1091357
HUNTSMAN CORP                  COM              447011107     2822   180782 SH       SOLE                   180782
INVESCO INSURED CALI MUNI SE   COM              46130W105     3293   258857 SH       SOLE                   258857
NUVEEN FLOATING RATE INCOME    COM              67072T108     2013   170437 SH       SOLE                   170437
NUVEEN MULT CURR ST GV INCM    COM              67090N109     5556   403482 SH       SOLE                   403482
JOHNSON & JOHNSON              COM              478160104    20712   334873 SH       SOLE                   334873
JPMORGAN CHASE & CO            COM              46625H100    21976   518061 SH       SOLE                   518061
LOEWS CORP                     COM              540424108    17112   439787 SH       SOLE                   439787
LIBERTY GLOBAL INC             COM SER A        530555101      947    26777 SH       SOLE                    26777
LIBERTY GLOBAL INC             COM SER C        530555309    19894   587027 SH       SOLE                   587027
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    42245   675271 SH       SOLE                   675271
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      230   234714 SH       SOLE                   234714
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     4335   511818 SH       SOLE                   511818
MFS CHARTER INCOME TR          SH BEN INT       552727109     6848   726921 SH       SOLE                   726921
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     6122   887176 SH       SOLE                   887176
MTR GAMING GROUP INC           COM              553769100     2675  1317812 SH       SOLE                  1317812
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    16533   829145 SH       SOLE                   829145
MERCK & CO INC NEW             COM              58933Y105    20182   559987 SH       SOLE                   559987
MICROSOFT CORP                 COM              594918104    22288   798556 SH       SOLE                   798556
MONTGOMERY STR INCOME SECS I   COM              614115103     1969   124756 SH       SOLE                   124756
NEWCASTLE INVT CORP            COM              65105M108     2455   366379 SH       SOLE                   366379
NEW ULM TELECOM INC.           COM              649060100       57    10848 SH       SOLE                    10848
OWENS ILL INC                  COM NEW          690768403    20400   664483 SH       SOLE                   664483
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     1775   101886 SH       SOLE                   101886
PRESTIGE BRANDS HLDGS INC      COM              74112D101     2848   238289 SH       SOLE                   238289
PARK OHIO HLDGS CORP           COM              700666100     7306   349416 SH       SOLE                   349416
PARKWAY PPTYS INC              COM              70159Q104     6926   395315 SH       SOLE                   395315
Q E P INC                      COM              74727K102     4891   350579 SH       SOLE                   350579
ROCK-TENN CO                   CL A             772739207    15622   289558 SH       SOLE                   289558
SANDRIDGE ENERGY INC           COM              80007P307    15952  2179198 SH       SOLE                  2179198
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207     5534   324021 SH       SOLE                   324021
ISTAR FINL INC                 COM              45031U101        0    34730 SH       SOLE                    34730
SPECTRUM BRANDS INC            COM NEW          84763R101     6367   204262 SH       SOLE                   204262
SEMPRA ENERGY                  COM              816851109     4864    92682 SH       SOLE                    92682
SOUTHERN UN CO NEW             COM              844030106      448    18597 SH       SOLE                    18597
SAFEWAY INC                    COM NEW          786514208    17737   788647 SH       SOLE                   788647
TORCHMARK CORP                 COM              891027104    19265   322480 SH       SOLE                   322480
TERRENO RLTY CORP              COM              88146M101     9817   547504 SH       SOLE                   547504
TRAVELERS COMPANIES INC        COM              89417E109    17976   322672 SH       SOLE                   322672
TESORO CORP                    COM              881609101    12904   695987 SH       SOLE                   695987
UNITRIN INC                    COM              913275103    20138   820625 SH       SOLE                   820625
VALERO ENERGY CORP NEW         COM              91913Y100    20841   901413 SH       SOLE                   901413
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    28592  1081381 SH       SOLE                  1081381
WELLS FARGO & CO NEW           COM              949746101    19747   637218 SH       SOLE                   637218
WINN DIXIE STORES INC          COM NEW          974280307    14079  1960923 SH       SOLE                  1960923
WILMINGTON TRUST CORP          COM              971807102     5181  1193810 SH       SOLE                  1193810
WILLIAMS COS INC DEL           COM              969457100    12234   494890 SH       SOLE                   494890
WESCO FINL CORP                COM              950817106    13368    36286 SH       SOLE                    36286
WHITE MTNS INS GROUP LTD       COM              G9618E107    20109    59921 SH       SOLE                    59921
XL GROUP PLC                   SHS              G98255102    28662  1313575 SH       SOLE                  1313575
YRC WORLDWIDE INC              COM              984249102     3127   840522 SH       SOLE                   840522
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     5726  5852000 SH       SOLE                  5852000
DST SYS INC DEL                DBCV 4.125% 8/1  233326AE7     1260  1121000 SH       SOLE                  1121000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    19411 19789000 SH       SOLE                 19789000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4    11185 21773000 SH       SOLE                 21773000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    15211 15300000 SH       SOLE                 15300000